Investments in Joint Ventures and Associates - Additional information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [Line Items]
Fair value of investment in quoted share held by the company		€ 2,864	€ 2,588
Spot rate of discounting liabilities cash flow		4.20%	4.50%
Amount of stakes old in associates		€ 5,000
Percentage of stake		30.00%
Buyback of share value		€ 29,000
20 year [member]
Disclosure of joint ventures [Line Items]
Basis points		0.30%	0.45%
20 year thereafter [member]
Disclosure of joint ventures [Line Items]
Basis points		0.20%	0.00%
ASR [member]
Disclosure of joint ventures [Line Items]
Proportion of ownership interest in associate	30.00%	29.95%